SUBSEQUENT EVENTS (Details) - COVID-19 - country	Apr. 20, 2020	Apr. 13, 2020	Mar. 11, 2020
Subsequent Events
Number of countries affected			100
Maximum credit line preferential rate to SMEs (as a percent)	24.00%
Interest-rate financing policy to eligible clients (as a percent)		0.00%
Minimum rate of non-adjustable time deposits (as percent to average LELIQ)	70.00%